LEASES - Future Minimum Noncancellable Lease Payments (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	$ 553,953	$ 118,058
2025	570,602	471,239
2026	587,694	485,402
2027	605,268	499,980
2028		514,946
Thereafter		530,391
Total operating lease payments (undiscounted)	3,036,366	2,620,016
Less: Imputed interest	(775,269)	(705,231)
Lease liability as of December 31, 2023	$ 2,261,097	$ 1,914,785	$ 77,395